Stock-Based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation expense
Stock-based compensation expense	$ 127,690	$ 34,288	$ 226,985	$ 1,072,610	$ 1,114,656	$ 101,040
Cost of Revenue
Stock-based compensation expense
Stock-based compensation expense	484	448	1,409	19,530	19,876	2,924
Research and Development
Stock-based compensation expense
Stock-based compensation expense	2,670	2,829	7,681	410,644	414,322	36,961
General and Administrative
Stock-based compensation expense
Stock-based compensation expense	$ 124,536	$ 31,011	$ 217,895	$ 642,436	$ 680,458	$ 61,155